Fixed assets (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed assets
Gross fixed assets			$ 28,566,459	$ 28,377,778
Less accumulated depreciation and amortization			(20,286,422)	(17,582,271)
Net fixed assets	6,942,956		8,280,037	10,795,507
Depreciation expense	1,810,850	2,048,682	2,704,151	2,871,200
Leasehold improvements
Fixed assets
Gross fixed assets			12,473,836	12,473,836
Computer equipment and software
Fixed assets
Gross fixed assets			2,118,713	2,082,638
Furniture, fixtures, and lab equipment
Fixed assets
Gross fixed assets			13,969,758	13,781,118
Assets not yet placed in service
Fixed assets
Gross fixed assets			$ 4,152	$ 40,186